Equity (Details) - USD ($)		12 Months Ended
	Jul. 08, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Equity [Line Items]
Authorized share capital, value		$ 166,250
Additional paid-in capital		5,972,110	$ 1,712,492
Proceeds from common stock	$ 4,275,868	$ 5,594,926
Percentage of statutory surplus reserve		10.00%
Percentage of registered capital		50.00%
Statutory surplus reserve		$ 788,123	705,396
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve		$ 788,123	$ 705,396
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)		9,200,000	9,200,000
Ordinary shares, shares issued (in Shares)		7,575,000	7,575,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)		7,425,000	7,425,000
Ordinary shares, shares issued (in Shares)		7,425,000	7,425,000
IPO [Member]
Equity [Line Items]
Number of shares issued (in Shares)	1,625,000
Price per share (in Dollars per share)	$ 4
Initial public offering	$ 6,500,000